Loans and advances to central banks and credit institutions - Schedule of loans and advances to banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Financial assets at amortised cost	1,202,689	1,203,707	1,191,403
Total financial assets	300,026	283,497	243,203
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	73,980	59,648	44,184
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	31,577	33,731	34,094
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(520)	(349)	(286)
Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	14,632	12,966	17,717
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	15,986	16,179	20,082
Total financial assets	30,618	29,145	37,799
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	15,986	16,179	17,747
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	14,632	12,966	20,052
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	25,967	27,314	14,061
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	413	408	459
Financial assets at fair value through other comprehensive income	1,120	363	313
Financial assets at amortised cost	61,513	55,537	57,917
Total financial assets	89,013	83,622	72,750
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	10,665	9,036	8,560
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	52,365	48,932	35,846
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	25,987	25,659	28,353
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	(4)	(5)	(9)
Central banks and credit institutions
Disclosure of financial assets [line items]
Total financial assets	119,631	112,767	110,549
Central banks and credit institutions | Euro
Disclosure of financial assets [line items]
Total financial assets	43,697	43,347	34,229
Central banks and credit institutions | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	5,147	2,424	3,539
Central banks and credit institutions | US dollar
Disclosure of financial assets [line items]
Total financial assets	23,320	22,539	17,602
Central banks and credit institutions | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	43,577	39,379	47,151
Central banks and credit institutions | Other currencies
Disclosure of financial assets [line items]
Total financial assets	€ 3,890	€ 5,078	€ 8,028